Summary of Significant Accounting Policies - Cash, Accounts Receivable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 0	$ 8,390		$ 792,416
Cash, cash equivalents and restricted cash		8,390	$ 15,842	792,416
TEMPO AUTOMATION INC
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	533,000	2,864,000	23,524,000	17,340,000
Restricted cash balance	320,000	320,000	320,000	406,000
Cash, cash equivalents and restricted cash	$ 853,000	3,184,000	$ 23,844,000	17,746,000	$ 23,869,000
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance for doubtful accounts		$ 400,000		$ 200,000